CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019
Series C plus redeemable convertible preferred stock [Member]
Payments of stock issuance costs		$ 55,000
Series D And SeriesD plus Redeemable convertible preferred stock [Member]
Payments of stock issuance costs	$ 608,000